SHARE CAPITAL AND SHARE-BASED PAYMENT (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average assumptions:
Risk-free interest rate	1.66%	0.67%	0.48%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)	1 year 10 months 25 days	2 years 3 months 15 days	1 year 1 month 20 days
Expected stock price volatility	65.69%	72.66%	46.02%
Stock options [Member]
Weighted average assumptions:
Risk-free interest rate	1.80%	0.69%	0.78%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)	5 years	5 years	5 years
Expected stock price volatility	68.23%	65.13%	65.10%
Weighted average fair value at grant date	$ 1.14	$ 1.60	$ 0.65